FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of financial assets and liabilities subject to fair value measurements on a recurring basis

The following table sets forth the Company’s financial assets and liabilities subject to fair value measurements on a recurring basis by level within the fair value hierarchy as of December 31, 2020 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment –
Certificates of deposit	$—	$505	$—	$505
Restricted cash – short term	11,278	—	—	11,278
Restricted cash – long term	14,728	—	—	14,728
Total assets	$26,006	$505	$—	$26,511
Liabilities:
Convertible preferred share warrant liability	$—	$—	$2,960	$2,960
Total liabilities	$—	$—	$2,960	$2,960

The following table sets forth the Company’s financial assets and liabilities subject to fair value measurements on a recurring basis by level within the fair value hierarchy as of December 31, 2019 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment −
Certificate of deposit	$—	$505	$—	$505
Restricted cash – short term	19,767	—	—	19,767
Restricted cash – long term	8,200	—	—	8,200
Total assets	$27,967	$505	$—	$28,472
Liabilities:
Convertible preferred share warrant liability	$—	$—	$1,755	$1,755
Contingent forward contracts liability	—	—	30,844	30,844
Total liabilities	$—	$—	$32,599	$32,599

Contingent forward contracts liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Summary of the changes in the fair value of the liabilities, measured on a recurring basis

A reconciliation of the contingent forward contract liability measured and recorded at fair value on a recurring basis is as follows (in thousands):

Fair value-December 31, 2018	$15,791
Change in fair value	15,053
Fair value-December 31, 2019	30,844
Change in fair value of Series D contingent forward contract	8,720
Settlement of Series D contingent forward contract	(39,563)
Issuance of Series E contingent forward contract	793
Change in fair value of Series E contingent forward contract	109,662
Settlement of Series E contingent forward contract	(110,456)
Fair value-December 31, 2020	$—

Convertible preferred share warrant liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Summary of the changes in the fair value of the liabilities, measured on a recurring basis

A reconciliation of the convertible preferred share warrant liabilities measured and recorded at fair value on a recurring basis is as follows (in thousands):

Fair value-December 31, 2018	$1,349
Change in fair value	406
Fair value-December 31, 2019	1,755
Change in fair value	1,205
Fair value-December 31, 2020	$2,960